Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Contingent Liabilities Explanatory
Note 14

Provisions

and contingent liabilities

(continued)
b) Litigation, regulatory

and similar matters
The Group operates in a legal and

regulatory environment that exposes it to significant litigation and similar risks arising from disputes and

regulatory proceedings. As a result, UBS

(which for purposes of

this Note may

refer to
UBS

Group

AG

and/or

one

or

more

of

its

subsidiaries, as

applicable) is

involved

in

various

disputes

and

legal
proceedings, including

litigation, arbitration,

and regulatory and

criminal investigations.
Such matters are

subject to many

uncertainties, and

the outcome and

the timing

of resolution are

often difficult

to
predict, particularly

in the

earlier stages

of

a case.

There are

also

situations where

the

Group may

enter

into a
settlement agreement.

This

may

occur

in

order

to

avoid

the

expense,

management distraction

or

reputational
implications of

continuing to

contest liability,

even for

those matters

for

which the

Group believes

it

should be
exonerated. The uncertainties inherent

in all such matters affect the amount and timing of any potential outflows
for both matters

with respect

to which

provisions have

been established

and other

contingent liabilities.

The Group
makes

provisions for

such

matters brought

against it

when, in

the

opinion of

management after

seeking

legal
advice, it

is more likely

than not that

the Group has

a present legal or

constructive obligation as a

result of past
events, it

is probable

that

an outflow

of resources

will be

required,

and the

amount

can be

reliably estimated.

Where
these factors

are otherwise

satisfied, a

provision may

be

established for

claims that

have not

yet been

asserted
against

the Group,

but

are nevertheless

expected to

be, based

on the

Group’s experience

with similar

asserted
claims.

If

any

of

those

conditions

is

not

met, such

matters

result

in

contingent liabilities.

If

the

amount of

an
obligation cannot be

reliably estimated, a

liability exists that

is not

recognized even if

an outflow of

resources is
probable. Accordingly, no provision is

established even if the

potential outflow of resources with

respect to such
matters could be significant.

Developments relating to a

matter that occur after the relevant reporting

period, but
prior

to

the

issuance of

financial statements,

which affect

management’s assessment of

the provision

for such
matter

(because, for

example, the

developments provide

evidence of

conditions that

existed at

the

end

of

the
reporting

period), are

adjusting events

after

the

reporting period

under IAS

10

and

must be

recognized in

the
financial statements for

the reporting period.
Specific litigation, regulatory and other matters are described below, including all such matters that management considers to

be

material and

others

that management

believes to

be

of

significance due

to potential

financial,
reputational and other effects. The amount of damages claimed, the size of a transaction or other information is
provided

where

available

and

appropriate

in

order

to

assist

users

in

considering

the

magnitude

of

potential
exposures.
In the case of certain matters below,

we state that we have established a

provision, and for the other matters,

we
make no such statement.

When we make

this statement and we

expect disclosure

of the amount of

a provision to
prejudice seriously our position with other parties

in the matter

because it would reveal

what UBS believes to be
the

probable and

reliably estimable

outflow, we

do

not disclose

that amount.

In

some cases

we are

subject

to
confidentiality obligations that

preclude such

disclosure. With

respect to

the matters for

which we

do not

state
whether we have established

a provision, either: (a)

we have not established a provision,

in which case the matter
is treated as a contingent

liability under the applicable

accounting standard;

or (b) we have established a

provision
but

expect disclosure of

that fact

to prejudice

seriously our

position with

other parties

in the

matter because

it
would reveal the fact that

UBS believes an outflow

of resources to

be probable and reliably

estimable.
With respect to certain litigation, regulatory and similar matters for which we have established provisions, we are able to

estimate the expected timing of

outflows. However, the aggregate amount of

the expected outflows for
those matters for which

we are able to

estimate expected

timing is immaterial

relative to

our current and

expected
levels of liquidity over

the relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory

and

similar

matters

as

a

class

is

disclosed

in

the
“Provisions” table

in

Note 14a

above. It

is

not practicable

to

provide an

aggregate estimate

of

liability for

our
litigation, regulatory and similar matters

as a class of contingent liabilities. Doing so would require UBS to provide speculative legal

assessments

as to claims

and proceedings

that involve

unique fact

patterns or

novel legal

theories,
that have not

yet been initiated or

are at

early stages of

adjudication, or as to

which alleged damages have

not
been quantified

by the claimants.

Although UBS

therefore cannot

provide a

numerical estimate

of the future

losses
that could arise

from litigation, regulatory

and similar matters,

UBS believes

that the aggregate

amount of possible
future losses from this class

that are more than

remote substantially

exceeds the level

of current provisions.
Litigation, regulatory

and similar

matters

may also

result in

non-monetary

penalties and

consequences.

A guilty

plea
to, or conviction of, a crime could have material

consequences for UBS.

Resolution of regulatory proceedings

may
require UBS to obtain waivers of regulatory

disqualifications to maintain

certain operations, may entitle

regulatory
authorities to limit, suspend or terminate licenses and regulatory authorizations,

and may permit financial market
utilities to

limit, suspend

or

terminate UBS’s participation in

such utilities.

Failure to

obtain such

waivers, or

any
limitation, suspension

or termination

of licenses,

authorizations

or participations,

could have

material consequences
for UBS.
The

risk of

loss

associated with

litigation, regulatory

and similar

matters is

a component

of operational

risk for
purposes of

determining capital

requirements.

Information

concerning our

capital requirements

and the calculation
of operational risk for

this purpose is included

in the “Capital management”

section of this report.
Provisions for litigation, regulatory

and similar matters by business division

and in Group Functions
1
USD m
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Group
Functions Total
Balance as of 31 December 2021 1,338 181 8 310 962 2,798
Balance as of 31 March 2022 1,309 176 8 307 958 2,758
Increase in provisions recognized in the income statement 129 0 0 101 6 235
Release of provisions recognized in the income statement (7) 0 0 (6) (1) (14)
Provisions used in conformity with designated purpose (80) 0 0 (5) (15) (101)
Foreign currency translation / unwind

of discount
(60) (9) 0 (10) (1) (80)
Balance as of 30 June 2022 1,289 168 8 387 946 2,799
1 Provisions, if

any, for

the matters

described in items

3 and 4

of this Note

are recorded in

Global Wealth

Management, and

provisions, if

any, for

the matters

described in item 2

are recorded in

Group Functions.
Provisions, if any,

for the matters described

in items 1 and 6

of this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

provisions, if any,

for the matters described

in item 5
are allocated between the Investment

Bank and Group Functions,

and provisions, if

any, for the matters

described in item 7 are

allocated between Global

Wealth Management and

Investment Bank.
1. Inquiries regarding

cross-border wealth

management businesses
Tax

and regulatory

authorities in a

number of

countries have made

inquiries, served requests

for information or
examined

employees

located

in

their

respective

jurisdictions

relating

to

the

cross-border

wealth

management
services provided by

UBS and

other financial institutions. It

is possible

that the implementation of

automatic tax
information exchange and

other measures relating to cross-border provision

of financial services could give

rise to
further inquiries in the future. UBS has received disclosure orders from the Swiss Federal Tax

Administration (FTA)
to transfer information based

on requests for

international administrative assistance in tax matters. The

requests
concern a number of UBS account numbers pertaining to current and former clients and are based on data from
2006 and

2008. UBS

has taken

steps to

inform affected

clients

about the

administrative

assistance

proceedings and
their procedural

rights, including the right

to appeal. The

requests are based on

data received from

the German
authorities, who seized

certain data related

to UBS

clients booked in

Switzerland during their investigations and
have apparently

shared this

data

with other

European countries.

UBS expects additional

countries to

file similar
requests.
Since 2013, UBS (France) S.A., UBS AG

and certain former employees have been under investigation in France in relation to UBS’s cross-border business with French clients. In connection with this investigation,

the investigating
judges ordered UBS

AG to provide bail (“
caution
”) of EUR 1.1 bn.
On 20 February

2019, the court

of first instance

returned a

verdict finding

UBS AG

guilty of unlawful

solicitation of
clients on French territory and aggravated

laundering of the proceeds

of tax fraud, and UBS (France) S.A.

guilty of
aiding and

abetting unlawful

solicitation and

of

laundering the

proceeds of

tax fraud.

The

court imposed

fines
aggregating EUR 3.7 bn on UBS AG and UBS (France) S.A. and awarded EUR 800 m of civil damages to the French state. A trial in

the French Court

of Appeal took

place in March

2021. On 13 December

2021, the Court

of Appeal
found UBS

AG guilty of

unlawful solicitation and aggravated laundering of

the proceeds of

tax fraud. The

court
ordered

a

fine

of

EUR
3.75
m,

the

confiscation of

EUR
1
bn,

and

awarded civil

damages

to

the

French

state

of
EUR 800
m. The

court also

found UBS

(France) SA

guilty of

the aiding

and abetting

of unlawful

solicitation and
ordered it to pay a

fine of EUR
1.875
m. UBS AG has

filed an appeal with the

French Supreme

Court to preserve

its
rights.

The

notice

of

appeal

enables

UBS

AG

to

thoroughly assess

the

verdict of

the

Court

of

Appeal

and

to
determine next steps

in the

best interest of

its stakeholders. The

fine and

confiscation imposed by

the Court

of
Appeal are suspended during

the appeal. The civil damages

award has been paid to the French

state (EUR
99 m of
which was deducted from

the bail), subject

to the result of

UBS’s appeal.
Our balance

sheet at

30 June 2022

reflected provisions

with respect

to

this matter

in an

amount of

EUR
1.1 bn
(USD 1.15
bn).

The

wide

range

of

possible

outcomes

in

this

case

contributes to

a

high

degree

of

estimation
uncertainty and the

provision reflects

our best estimate

of possible financial

implications, although

actual penalties
and civil damages could

exceed (or may be

less than) the provision

amount.
Our balance

sheet at

30 June

2022 reflected

provisions

with

respect to

matters

described

in this

item 1

in an

amount
that UBS believes to be appropriate under the applicable accounting standard. As in the case of other matters for
which

we

have

established

provisions,

the

future

outflow

of

resources

in

respect

of

such

matters

cannot

be
determined with

certainty based

on

currently available

information and

accordingly may

ultimately prove

to

be
substantially greater (or

may be less) than

the provision

that we have recognized.
2. Claims related to sales

of residential mortgage-backed

securities and mortgages
From 2002

through 2007, prior

to the

crisis in

the US

residential loan

market, UBS was

a substantial issuer

and
underwriter of US residential mortgage-backed securities

(RMBS) and was a purchaser and seller of US residential
mortgages.

In November 2018, the

DOJ filed a

civil complaint in

the District Court

for the Eastern

District of New York.

The
complaint

seeks

unspecified

civil

monetary

penalties

under

the

Financial

Institutions

Reform,

Recovery

and
Enforcement Act of 1989

related to UBS’s issuance, underwriting and sale of 40

RMBS transactions in 2006 and
2007.

UBS moved

to

dismiss the

civil complaint

on 6 February

2019. On

10 December 2019,

the

district court
denied UBS’s motion

to dismiss.

Our

balance sheet

at 30

June 2022

reflected a

provision with

respect to

matters described

in

this item

2

in an
amount that

UBS believes

to

be

appropriate under the

applicable accounting standard.

As

in the

case of

other
matters for which we have established

provisions, the future outflow

of resources in respect of this matter

cannot
be determined with certainty based on

currently available information

and accordingly may ultimately

prove to be
substantially greater (or

may be less) than

the provision that we

have recognized.
3. Madoff
In relation to

the Bernard

L. Madoff

Investment Securities

LLC (BMIS)

investment fraud,

UBS AG,

UBS (Luxembourg)
S.A. (now UBS Europe SE,

Luxembourg branch) and certain other UBS subsidiaries have been subject to inquiries
by a

number of

regulators, including

the Swiss

Financial

Market Supervisory

Authority (FINMA)

and the

Luxembourg
Commission

de

Surveillance du

Secteur Financier.

Those

inquiries

concerned two

third-party

funds

established
under Luxembourg law,

substantially all assets

of which

were with

BMIS, as

well as

certain funds

established in
offshore

jurisdictions with

either

direct or

indirect

exposure

to

BMIS. These

funds faced

severe

losses,

and

the
Luxembourg funds are in liquidation. The documentation

establishing both funds identifies UBS entities

in various
roles,

including custodian,

administrator,

manager, distributor

and promoter,

and indicates

that UBS

employees
serve as board members.
In 2009 and 2010,

the liquidators

of the two Luxembourg

funds filed claims

against UBS entities,

non-UBS entities
and

certain

individuals, including

current

and

former

UBS

employees, seeking

amounts

totaling

approximately
EUR 2.1
bn, which

includes amounts

that the

funds may

be held liable

to pay the

trustee for

the liquidation

of BMIS
(BMIS Trustee).
A large number of alleged

beneficiaries have filed

claims against UBS entities

(and non-UBS entities) for purported
losses relating to

the Madoff fraud. The

majority of these cases have

been filed in

Luxembourg, where decisions
that the claims in eight test cases were

inadmissible have been affirmed

by the Luxembourg Court of Appeal,

and
the Luxembourg

Supreme Court

has dismissed a further

appeal in one of the test

cases.
In

the US,

the BMIS

Trustee filed claims

against UBS

entities, among others,

in relation

to the

two Luxembourg
funds and one

of the offshore

funds. The total

amount claimed

against all

defendants in these

actions was not

less
than USD 2
bn. In

2014, the US

Supreme Court rejected the

BMIS Trustee’s motion for

leave to appeal

decisions
dismissing

all claims

except

those for

the

recovery

of approximately

USD
125
m of

payments alleged

to be

fraudulent
conveyances and

preference

payments. In

2016, the

bankruptcy court

dismissed these

claims

against

the

UBS
entities. In February

2019, the Court

of Appeals reversed

the dismissal

of the BMIS Trustee’s

remaining claims,

and
the US Supreme Court subsequently denied a petition seeking review of the Court of Appeals’ decision. The case has been remanded to

the Bankruptcy Court

for further proceedings.
4. Puerto Rico
Declines since 2013 in the market prices of Puerto Rico municipal bonds and of closed-end funds (funds)

that are
sole-managed and co-managed by

UBS Trust

Company of Puerto

Rico and distributed

by UBS Financial

Services
Incorporated

of Puerto

Rico (UBS

PR) led

to multiple

regulatory inquiries,

which

in 2014

and 2015,

led to

settlements
with

the

Office

of

the

Commissioner

of

Financial

Institutions

for

the

Commonwealth

of

Puerto

Rico,

the

US
Securities and Exchange

Commission (SEC)

and the Financial

Industry Regulatory

Authority.
Since then, UBS clients in

Puerto Rico who own the funds or Puerto

Rico municipal bonds and/or who used their
UBS

account assets

as collateral

for UBS

non-purpose loans

filed customer

complaints and

arbitration demands
seeking

aggregate

damages

of USD
3.4
bn, of

which

USD
3.2
bn have

been resolved

through

settlements,

arbitration
or

withdrawal of

claims. Allegations

include fraud,

misrepresentation and unsuitability

of

the funds

and of

the
loans.
A

shareholder derivative

action

was

filed

in

2014

against

various UBS

entities

and

current

and

certain

former
directors of

the funds,

alleging

hundreds

of millions

of US

dollars in

losses in

the funds.

In 2021,

the parties

reached
an agreement to settle

this matter for USD
15
m, subject to court

approval.

In

2011,

a

purported

derivative

action

was

filed

on

behalf

of

the

Employee

Retirement

System

of

the
Commonwealth

of

Puerto

Rico

(System)

against

over

40

defendants,

including

UBS

PR,

which

was

named

in
connection with

its underwriting

and consulting

services. Plaintiffs

alleged that

defendants violated

their purported
fiduciary duties

and contractual

obligations in

connection

with the

issuance and

underwriting

of USD
3 bn of bonds
by the System in 2008 and

sought damages of over USD
800
m. In 2016, the court granted the

System’s request
to join

the action as a

plaintiff. In 2017, the

court denied defendants’ motion to dismiss the complaint. In 2020, the court denied plaintiffs’

motion for summary

judgment.

Beginning

in

2015,

certain

agencies

and

public

corporations

of

the

Commonwealth

of

Puerto

Rico
(Commonwealth) defaulted

on

certain interest

payments on

Puerto Rico

bonds. In

2016, US

federal legislation
created an oversight board with

power to oversee Puerto Rico’s

finances and to

restructure its debt. The oversight
board has imposed

a stay on the

exercise of certain

creditors’ rights.

In 2017, the

oversight board

placed certain of
the bonds into a bankruptcy-like

proceeding under the

supervision of a Federal

District Judge.

In

May

2019, the

oversight board

filed

complaints in

Puerto Rico

federal

district court

bringing

claims against
financial, legal and accounting

firms that had participated

in Puerto Rico municipal

bond offerings, including UBS,
seeking a

return

of

underwriting and

swap

fees paid

in

connection with

those offerings.

UBS

estimates that

it
received approximately

USD
125
m in fees in the relevant

offerings.
In August 2019,

and February

and November

2020, four

US insurance

companies

that insured

issues of Puerto

Rico
municipal bonds sued UBS and several

other underwriters of Puerto Rico

municipal bonds in three separate

cases.
The actions

collectively

seek recovery

of an

aggregate

of USD
955
m in damages

from the

defendants.

The plaintiffs
in these cases claim that defendants failed to reasonably investigate financial statements in the offering materials for

the

insured

Puerto

Rico

bonds

issued

between

2002

and

2007,

which

plaintiffs argue

they

relied

upon

in
agreeing to

insure the

bonds notwithstanding

that they

had

no contractual

relationship with

the

underwriters.
Defendants’ motions to

dismiss have been

granted in

all three

cases; those decisions

are being

appealed by the
plaintiffs.
Our balance sheet

at 30 June 2022

reflected provisions

with respect to

matters described

in this item

4 in amounts
that UBS believes to be appropriate under the applicable accounting standard. As in the case of other matters for
which

we

have

established

provisions,

the

future

outflow

of

resources

in

respect

of

such

matters

cannot

be
determined with

certainty based

on

currently available

information and

accordingly may

ultimately prove

to

be
substantially greater (or

may be less) than

the provisions that

we have recognized.
5. Foreign exchange, LIBOR

and benchmark rates,

and other trading

practices
Foreign exchange-related regulatory

matters:

Beginning in 2013,

numerous authorities commenced

investigations
concerning possible

manipulation of

foreign exchange

markets and

precious metals

prices. As

a result

of

these
investigations, UBS

entered

into

resolutions with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission. UBS

was granted

conditional

immunity by

the Antitrust

Division of

the DOJ

and by

authorities

in other
jurisdictions in

connection

with

potential competition

law

violations relating

to

foreign

exchange

and

precious
metals businesses.
Foreign exchange-related civil

litigation:

Putative class actions have been filed since

2013 in US federal courts and
in other jurisdictions

against UBS and

other banks

on behalf of

putative classes

of persons who engaged

in foreign
currency transactions with any of the defendant

banks. UBS has resolved US federal court class actions

relating to
foreign currency transactions with the defendant banks and persons who transacted in foreign exchange futures
contracts and options

on such futures

under a settlement

agreement that

provides for UBS to

pay an aggregate

of
USD 141
m and

provide cooperation to

the settlement classes.

Certain class members

have excluded

themselves
from that

settlement

and have

filed individual

actions

in US

and English

courts against

UBS

and other

banks, alleging
violations of US and European

competition laws

and unjust enrichment.
In

2015, a

putative class

action was

filed in

federal court

against UBS

and numerous

other banks

on behalf

of
persons and

businesses in

the US

who directly purchased

foreign currency from

the defendants

and alleged co-
conspirators for

their own

end use.

In March

2017, the

court granted

UBS’s (and

the other

banks’) motions

to
dismiss the complaint.

The plaintiffs

filed an amended

complaint in August

2017. In March

2018, the court

denied
the defendants’

motions to dismiss

the amended complaint.

In March 2022,

the court

denied plaintiffs’

motion for
class certification.
LIBOR and other benchmark

-related regulatory matters:

Numerous government

agencies conducted investigations
regarding potential improper attempts

by UBS, among others, to manipulate

LIBOR and other benchmark rates

at
certain times. UBS reached settlements

or otherwise concluded investigations

relating to benchmark interest rates
with the investigating authorities. UBS was granted conditional leniency or conditional immunity from authorities in certain jurisdictions,

including the

Antitrust Division

of the DOJ

and the Swiss

Competition Commission

(WEKO),
in connection with potential antitrust

or competition law violations related to certain

rates. However, UBS has not
reached a final settlement with WEKO, as the Secretariat of WEKO has asserted that UBS does not qualify for full
immunity.
LIBOR and

other benchm

ark

-related

civil

litigation:

A number

of putative

class actions

and other

actions are

pending
in the federal courts

in New York against UBS

and numerous other banks on behalf of

parties who transacted in
certain interest rate benchmark-based derivatives. Also pending in the US and in other jurisdictions are a number of other

actions asserting losses related to

various products whose interest rates were

linked to

LIBOR and other
benchmarks, including

adjustable rate

mortgages, preferred

and debt

securities, bonds

pledged as

collateral, loans,
depository

accounts,

investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,
through

various

means,

of

certain

benchmark interest

rates,

including

USD LIBOR, Euroyen

TIBOR, Yen

LIBOR,
EURIBOR, CHF LIBOR, GBP LIBOR, SGD SIBOR and SOR and Australian BBSW, and seek unspecified compensatory and other damages under

varying legal theories.
USD LIBOR class and

individual actions in the

US:
In 2013

and 2015, the

district court in

the USD LIBOR actions
dismissed, in whole or in

part, certain plaintiffs’

antitrust claims, federal

racketeering claims,

CEA claims, and

state
common law claims,

and again dismissed the

antitrust claims in

2016 following an

appeal. In December

2021, the
Second Circuit affirmed

the district court’s

dismissal in part and

reversed in

part and remanded to

the district court
for further

proceedings.

The Second

Circuit, among

other things,

held that

there was

personal jurisdiction

over UBS
and other foreign defendants

based on allegations that

at least one alleged co-conspirator

undertook an overt

act
in

the

United States.

Separately, in

2018,

the

Second Circuit

reversed in

part

the

district court’s

2015

decision
dismissing certain individual

plaintiffs’ claims and

certain of these

actions are now

proceeding. In 2018,

the district
court denied plaintiffs’ motions

for class certification in the USD class

actions for claims pending against UBS,

and
plaintiffs sought

permission to appeal

that ruling to the

Second Circuit.

In July 2018,

the Second Circuit

denied the
petition to

appeal of

the

class of

USD lenders and

in November

2018 denied

the petition

of the

USD exchange
class. In January 2019, a putative class action was filed in the District Court for the Southern District of New York
against UBS and numerous other banks on behalf

of US residents who, since 1 February 2014, directly transacted with a defendant

bank in USD LIBOR

instruments. The

complaint

asserts antitrust

claims. The

defendants moved

to
dismiss

the

complaint

in

August

2019.

In

March

2020

the

court

granted

defendants’

motion

to

dismiss

the
complaint in

its entirety. Plaintiffs

have appealed the

dismissal. In

March 2022, the

Second Circuit dismissed

the
appeal because

appellants, who

had

been substituted

in

to

replace the

original plaintiffs

who

had

withdrawn,
lacked standing to

pursue the

appeal. In

August 2020, an

individual action was

filed in

the Northern

District of
California against UBS

and numerous other banks

alleging that the

defendants conspired to fix

the interest

rate
used as

the basis

for loans

to consumers by

jointly setting

the USD LIBOR

rate and

monopolized the market for
LIBOR-based consumer

loans and

credit cards. Defendants

moved to dismiss

the complaint in September

2021.
Other benchmark

class actions in the US:

Yen LIBOR / Euroyen TIBOR –
In 2014, 2015 and

2017, the court

in one of the

Yen LIBOR / Euroyen TIBOR lawsuits
dismissed

certain

of the

plaintiffs’

claims,

including

the

plaintiffs’

federal antitrust

and racketeering

claims.

In August
2020, the

court

granted defendants’

motion

for judgment

on the

pleadings

and dismissed

the lone

remaining claim
in the action as impermissibly extraterritorial. Plaintiffs have appealed.

In 2017, the court dismissed the other Yen
LIBOR /

Euroyen TIBOR action

in its

entirety on

standing grounds.

In April

2020, the

appeals court

reversed the
dismissal and in

August 2020

plaintiffs in that

action filed

an amended

complaint

focused on Yen LIBOR. The

court
granted in part and denied in part

defendants’ motion to dismiss

the amended complaint in September

2021 and
plaintiffs and the remaining defendants

have moved for reconsideration.

CHF LIBOR

– In 2017, the court dismissed the CHF LIBOR action on standing grounds and failure to state a claim.
Plaintiffs filed

an amended

complaint, and

the court

granted a

renewed motion to

dismiss in

September 2019.
Plaintiffs appealed.

In September 2021,

the Second Circuit

granted the

parties’ joint motion

to vacate

the dismissal
and remand the case

for further proceedings.

EURIBOR

–

In

2017, the

court

in

the

EURIBOR lawsuit

dismissed

the

case

as

to

UBS

and

certain other

foreign
defendants for lack

of personal jurisdiction.

Plaintiffs have appealed.

SIBOR / SOR

– In

October 2018,

the court

in the SIBOR

/ SOR

action dismissed

all but

one of

plaintiffs’

claims against
UBS.

Plaintiffs

filed

an

amended complaint,

and

the

court

granted a

renewed motion

to

dismiss in

July

2019.
Plaintiffs appealed.

In March 2021,

the Second Circuit

reversed the

dismissal. Plaintiffs

filed an amended

complaint
in

October 2021,

which

defendants have

moved to

dismiss. In

March 2022,

plaintiffs

reached a

settlement in
principle with the remaining defendants, including UBS.

The court granted preliminary approval of the settlement
in June 2022.

BBSW

– In November 2018,

the court dismissed the BBSW

lawsuit as to UBS and

certain other foreign defendants
for

lack

of

personal

jurisdiction.

Plaintiffs

filed

an

amended

complaint

in

April

2019,

which

UBS

and

other
defendants moved to dismiss.

In February 2020, the court

granted in part and denied

in part defendants’ motions
to dismiss

the amended

complaint.

In August

2020, UBS

and other

BBSW defendants

joined a

motion for

judgment
on the

pleadings, which

the court

denied in

May 2021.

In February

2022, plaintiffs

reached a

settlement

in principle
with the

remaining defendants, including UBS. The

court granted preliminary approval of

the settlement in

May
2022.
GBP LIBOR

– The court dismissed

the GBP LIBOR

action in August 2019.

Plaintiffs have appealed.

Government

bonds:

Putative

class

actions

have

been

filed

since

2015

in US

federal

courts

against

UBS

and

other

banks
on behalf

of persons

who

participated

in markets

for

US Treasury

securities

since

2007. A

consolidated

complaint

was
filed in 2017

in the US

District Court for the Southern District of New York alleging that the banks colluded with
respect

to, and

manipulated

prices

of, US

Treasury

securities

sold

at auction

and

in the

secondary

market

and asserting
claims

under

the

antitrust

laws

and for

unjust

enrichment.

Defendants’

motions

to

dismiss

the consolidated

complaint
were

granted

in March

2021.

Plaintiffs

filed

an amended

complaint,

which

defendants

moved

to

dismiss

in June

2021.
In March

2022,

the

court

granted

defendants’

motion

to

dismiss

that

complaint.

Plaintiffs

have

appealed

the

dismissal.
Similar class

actions

have been

filed concerning

European

government

bonds and

other government

bonds.
In May 2021, the European

Commission

issued a decision

finding that

UBS and six other

banks breached

European
Union antitrust rules

in 2007–2011 relating

to European government

bonds. The European Commission

fined UBS
EUR 172
m. UBS

is appealing

the amount

of the

fine.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements and

orders referred

to
above, our balance sheet at 30 June 2022 reflected a provision in an amount that UBS believes to be appropriate under the

applicable accounting

standard.

As in the

case of

other matters

for which

we have

established

provisions,
the future outflow of resources

in respect of such

matters cannot be determined

with certainty based on currently
available information and

accordingly may ultimately

prove to

be substantially greater

(or may

be less)

than the
provision that we have

recognized.
6. Swiss retrocessions
The Federal Supreme Court of Switzerland ruled in 2012, in a test case against UBS, that distribution fees paid to a firm for distributing

third-party and

intra-group investment

funds and structured

products must be

disclosed and
surrendered to

clients who

have entered

into a

discretionary mandate

agreement with

the firm,

absent a

valid
waiver. FINMA issued

a supervisory

note to

all Swiss

banks in

response to

the Supreme

Court decision.

UBS has met
the FINMA requirements and

has notified all potentially

affected clients.
The Supreme

Court decision

has resulted,

and continues

to result,

in a number

of client

requests for

UBS to

disclose
and potentially surrender

retrocessions. Client requests

are assessed on a case-by-case

basis. Considerations taken
into account

when assessing

these cases

include, among

other things,

the existence

of a discretionary

mandate and
whether or not the client

documentation contained

a valid waiver with

respect to distribution

fees.
Our

balance sheet

at 30

June 2022

reflected a

provision with

respect to

matters described

in

this item

6

in an
amount that UBS believes to be appropriate

under the applicable accounting

standard. The ultimate exposure

will
depend on client requests and the

resolution thereof, factors that are difficult to predict and assess. Hence, as in
the case of other

matters for which we have established provisions, the future outflow of resources in respect of
such matters cannot be

determined with certainty based on

currently available information and accordingly may
ultimately prove to be substantially

greater (or may be less)

than the provision

that we have recognized.
7. Communications recordkeeping
The SEC and CFTC

are conducting investigations

of UBS and other

financial institutions

regarding compliance

with
records preservation

requirements relating

to business

communications

sent over

unapproved electronic

messaging
channels. UBS is cooperating

with the investigations.